GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 277,205	$ 139,485
Accumulated deficit	$ 14,415,850	$ 13,859,006